Derivative Instruments - Components of life retrocession embedded derivative (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Derivative [Line Items]
Net realized and unrealized gains (losses) on life retrocession embedded derivative and derivative instruments - Life Funds Withheld Assets	$ (3,622)	$ 16,521	$ 53,123	$ 29,886	$ 7,798
Life Funds Withheld Assets
Derivative [Line Items]
Net realized and unrealized gains (losses) on life retrocession embedded derivative	(217,896)	(203,730)	(13,083)	(450,831)
Net adjustments related to future policy benefit reserves, net of tax	(22,053)	(11,954)	(125,747)	(21,786)
Net realized and unrealized gains (losses) on derivative instruments - Life Funds Withheld Assets	3,869	(13,683)	(12,861)	(15,605)
Net realized and unrealized gains (losses) on life retrocession embedded derivative and derivative instruments - Life Funds Withheld Assets	(236,080)	(229,367)	(151,691)	(488,222)	$ 0
Life Funds Withheld Assets | Interest income
Derivative [Line Items]
Net realized and unrealized gains (losses) on life retrocession embedded derivative	(43,110)	(50,996)	(193,568)	(134,634)
Life Funds Withheld Assets | Net realized and unrealized gains (losses) on derivative instruments
Derivative [Line Items]
Net realized and unrealized gains (losses) on life retrocession embedded derivative	(174,932)	(152,830)	180,134	(318,065)
Life Funds Withheld Assets | Other
Derivative [Line Items]
Net realized and unrealized gains (losses) on life retrocession embedded derivative	$ 146	$ 96	$ 351	$ 1,868